SEGMENT INFORMATION	12 Months Ended
Jun. 30, 2020
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
25.	SEGMENT INFORMATION

The Group had been operating with two operating segments through financial year 2019, namely, customer management and customer acquisition.

As of the end of financial year 2019, the Group spun off its health insurance acquisition business, which was a significant portion of its customer acquisition reporting segment. In addition, the Group fully integrated the operations corresponding to its customer management reporting segment and the remaining operations within our customer acquisition reporting segment. As a result, from the beginning of fiscal year 2020, the Group will report its financial statements on a single segment basis as Business Process Outsource (BPO).

From July 2019, the Chief Executive Officer (CEO), also the Chief Operating Decision Maker, reviews and analyses monthly / quarterly Group as one operating segment ‘Business Process Outsource (BPO) because of both has similar nature of business and integration of business.

25.1.	Revenue from contracts with customers

The Group generates more than 97% of its revenue in the United States of America and more than 50% of its revenue generates from three major customers.

	June 30, 2020	June 30, 2019	June 30, 2018
	(US$’000)
Revenue from continuing operations
United States of America	396,158	367,541	339,054
Others	20,174	7,302	7,849
Total	416,332	374,843	346,903

Inter-group revenue
United States of America	(4,225)	(6,463)	(4,703)
Others	(6,972)	-	-
Revenue from external customers	405,135	368,380	342,200

Revenue from discontinued operations:
United States of America	-	64,740	34,871

The Group’s revenue disaggregated by pattern of revenue recognition is as follows:

	June 30, 2020	June 30, 2019	June 30, 2018
	(US$’000)
Pattern of Revenue recognition
− Services transferred at a point in time	48,486	52,897	57,080
− Services transferred over time	356,650	315,483	285,120
	405,135	368,380	342,200

The movement in the deferred revenue is as follows:

	June 30, 2020	June 30, 2019
	(US$’000)
Opening balance	5,141	6,365
Revenue recognized during the year	(6,128)	(3,763)
Revenue deferred during the year	4,891	2,539
Closing balance	3,904	5,141

The following aggregated amounts of deferred revenue from existing contracts that are to be recognized in revenue in the following fiscal years:

	FY2021	FY2022	FY2023	Total
	(US$’000)
Deferred Revenue expected to be recognized	3,470	407	27	3,904

25.2.	Non-current assets by location

	June 30, 2020	June 30, 2019
	(US$’000)
United States of America	32,482	38,830
Others	74,495	65,180

Total[1]	106,977	104,010

[1]Exludes deferred tax asset